Fair Value Measurements (Financial Instruments Measured at Fair Value on Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount	$ 3,576.2	$ 2,368.3
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	2,681.2	1,736.2
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(10.8)
Liabilities, Fair Value Disclosure		6.6
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(310.6)	(23.1)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(10.8)	(6.6)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(264.6)	8.4
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(35.2)	(24.9)
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(2.4)	0
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(2.4)	0
Derivative Liability, Fair Value, Gross Liability	(2.4)	0
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(506.5)	0
Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		0
Derivative Liability, Fair Value, Gross Liability	(506.5)	0
Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(270.5)	0
Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		0
Derivative Liability, Fair Value, Gross Liability	(270.5)	0
Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(2.6)	(5.0)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(2.6)	(5.0)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(11.5)	(7.1)
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		(7.1)
Derivative Liability, Fair Value, Gross Liability	(11.5)	(7.1)
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(35.2)	(24.9)
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(35.2)	(24.9)
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	514.8	0
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		0
Derivative Asset, Fair Value, Gross Asset	514.8	0
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.7	0.5
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		0.5
Derivative Asset, Fair Value, Gross Asset	0.7	0.5
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Available for Sale Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	13.4
Fair Value, Measurements, Recurring [Member] | Available for Sale Investments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Available for Sale Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	13.4
Fair Value, Measurements, Recurring [Member] | Available for Sale Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	2.6	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	2.6	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 0	$ 0